Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage Expenses and Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 4,766	$ 4,645	$ 4,829
Insurance	607	742	798
Spares, repairs and maintenance	2,721	2,222	1,699
Lubricants	501	496	462
Stores	1,000	783	633
Other	330	247	267
Total	$ 9,925	$ 9,135	$ 8,688